Commitment and Contingencies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Fair Value, off-Balance-Sheet Risks
A summary of the contractual amounts of the Company’s financial instruments outstanding at March 31, 2023, and December 31, 2022, is as follows (in thousands):

	March 31, 2023	December 31, 2022
Commitments to extend credit	$277,463	$291,265
Commercial letters of credit	8,525	8,539

A summary of the contractual amounts of the Company’s financial instruments outstanding at June 30, 2023, and December 31, 2022, is as follows (in thousands):

	June 30, 2023	December 31, 2022
Commitments to extend credit	$247,319	$291,265
Commercial letters of credit	9,992	8,539

A summary of the contractual amounts of the Company’s financial instruments outstanding at December 31, 2022 and 2021, is as follows (in thousands):

	2022	2021
Commitments to extend credit	$—	$—
Commercial letters of credit	8,539	7,660
Undisbursed balance - revolving lines of credit	291,265	240,179